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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ALPS Advisers, Inc.
                 -------------------------------
   Address:      1290 Broadway, Suite 1100
                 -------------------------------
                 Denver, CO 80203
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-12230
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bradley J. Swenson
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   303-623-2577
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bradley J. Swenson             Denver, Colorado    February 13, 2008
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-01127                    Chase Investment Counsel Corp.
       ---------------          ------------------------------------
    28-05690                    Matrix Asset Advisors, Inc.
       ---------------          ------------------------------------
    28-04871                    Blair William & Co.
       ---------------          ------------------------------------
    28-06683                    TCW Investment Management Co.
       ---------------          ------------------------------------
    28-03579                    Schneider Capital Management Corp.
       ---------------          ------------------------------------
    28-04129                    M.A. Weatherbie and Co., Inc.
       ---------------          ------------------------------------
    28-03791                    Pzena Investment Management
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          8
                                        --------------------

Form 13F Information Table Value Total:        9426
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
-----------------  -------------- --------- ---------- ----------------------  -----------  ---------- ----------------------
                                              VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------  -------------- --------- ---------- ----------- ---- ------ ------------ ---------- ------ -------- ------
iShares S&P 500
 Index             ETF            464287200 $ 3,472.73       23682 SH           DEFINED                  23682

iShares Lehamn
 Agg Bond          ETF            464287226 $ 1,875.89       18542 SH           DEFINED                  18542

iShares Leham 1-3
 YR TRS Bnd        ETF            464287457 $   858.71       10453 SH           DEFINED                  10453

iShares MSCI EAFE
 Index             ETF            464287465 $ 1,343.05       17098 SH           DEFINED                  17098

Vanguard Emerging
 Market ETF        ETF            922042858 $   273.14        2608 SH           DEFINED                   2608

Vanguard REIT ETF  ETF            922908553 $   282.13        4589 SH           DEFINED                   4589

Vanguard Small
 Cap               ETF            922908751 $   599.99        8795 SH           DEFINED                   8795

iShares Lehman US
 TIPS              ETF            464287176 $   720.39        6809 SH           DEFINED                   6809